Consolidated Statement of Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Income Statement [Abstract]
Other income	€ 5,283	€ 4,447		€ 3,364
Operating income	5,283	4,447		3,364
Research and development	(52,193)	(33,468)		(25,463)
General and administrative	(17,164)	(14,600)		(8,791)
Operating expenses	(69,357)	(48,068)		(34,254)
Operating loss	(64,074)	(43,621)		(30,889)
Financial income	2,947	5,427		539
Financial expenses	(1,533)	(29)		(3,183)
Financial income (loss)	1,414	5,399		(2,644)
Income tax	1	(2)		3
Net loss	€ (62,659)	€ (38,224)	[1]	€ (33,530)
Basic / Diluted loss per share (€/share)	€ (3.49)	€ (2.13)		€ (2.95)

[1]	See note 2.8.